Intangible and tangible assets	12 Months Ended
Dec. 31, 2018
Intangible and tangible assets
Intangible and tangible assets

7) Intangible and tangible assets

7.1) Intangible assets

Accounting policies

Exploration costs

The Group applies IFRS 6 “Exploration for and Evaluation of Mineral Resources”. Oil and gas exploration and production properties and assets are accounted for in accordance with the Successful Efforts method.

Mineral interests are tested for impairment on a regular basis, property-by-property, based on the results of the exploratory activity and the management’s evaluation.

In the event of a discovery, the unproved mineral interests are transferred to proved mineral interests at their net book value as soon as proved reserves are booked.

Exploratory wells are tested for impairment on a well-by-well basis and accounted for as follows:

-     Costs of exploratory wells which result in proved reserves are capitalized and then depreciated using the unit-of-production method based on proved developed reserves;

-     Costs of exploratory wells are temporarily capitalized until a determination is made as to whether the well has found proved reserves if both of the following conditions are met:

▪     The well has found a sufficient quantity of reserves to justify, if appropriate, its completion as a producing well, assuming that the required capital expenditures are made;

▪     The Group is making sufficient progress assessing the reserves and the economic and operating viability of the project. This progress is evaluated on the basis of indicators such as whether additional exploratory works are under way or firmly planned (wells, seismic or significant studies), whether costs are being incurred for development studies and whether the Group is waiting for governmental or other third-party authorization of a proposed project, or availability of capacity on an existing transport or processing facility.

Costs of exploratory wells not meeting these conditions are charged to exploration costs.

Proved mineral interests are depreciated using the unit-of-production method based on proved reserves.

The corresponding expense is recorded as depreciation of tangible assets and mineral interests.

Goodwill and other intangible assets excluding mineral interests

Other intangible assets include patents, trademarks, and lease rights.

Intangible assets are carried at cost, after deducting any accumulated amortization and accumulated impairment losses.

Guidance for calculating goodwill is presented in Note 1.1 paragraph B to the Consolidated Financial Statements. Goodwill is not amortized but is tested for impairment at least annually and as soon as there is any indication of impairment.

Intangible assets (excluding mineral interests) that have a finite useful life are amortized on a straight-line basis over three to twenty years depending on the useful life of the assets. The corresponding expense is recorded under other expense.

As of December 31, 2018		Amortization and
(M$)	Cost	impairment	Net

Goodwill	9,188	(1,014)	8,174
Proved mineral interests	14,775	(7,947)	6,828
Unproved mineral interests	16,712	(4,491)	12,221
Other intangible assets	5,824	(4,125)	1,699
Total intangible assets	46,499	(17,577)	28,922

As of December 31, 2017		Amortization and
(M$)	Cost	impairment	Net

Goodwill	2,442	(1,015)	1,427
Proved mineral interests	13,081	(7,674)	5,407
Unproved mineral interests	11,686	(5,324)	6,362
Other intangible assets	4,831	(3,440)	1,391
Total intangible assets	32,040	(17,453)	14,587

As of December 31, 2016		Amortization and
(M$)	Cost	impairment	Net

Goodwill	2,159	(1,002)	1,157
Proved mineral interests	13,347	(6,985)	6,362
Unproved mineral interests	11,582	(5,130)	6,452
Other intangible assets	4,182	(2,791)	1,391
Total intangible assets	31,270	(15,908)	15,362

Change in net intangible assets is analyzed in the following table:

					Currency
	Net amount as of			Amortization and	translation		Net amount as of
(M$)	January 1,	Expenditures	Disposals	impairment	adjustment	Other	December 31,
2018	14,587	3,745	(28)	(852)	(351)	11,821	28,922
2017	15,362	404	(23)	(1,512)	234	122	14,587
2016	14,549	1,039	(117)	(1,252)	(187)	1,330	15,362

In 2018, the heading “Amortization and impairment" includes the accounting impact of exceptional asset impairments for an amount of $67 million (see note 3 paragraph D to the Consolidated Financial statements).

In 2018, the heading "Other" principally corresponds to the effect of the entries in the consolidation scope (including Maersk Oil, Global LNG and Direct Energie) for $12,044 million.

In 2017, the heading “Amortization and impairment" included the accounting impact of exceptional asset impairments for an amount of $785 million (see note 3 paragraph D to the Consolidated Financial statements).

In 2016, the heading “Amortization and impairment" included the accounting impact of exceptional asset impairments for an amount of $543 million (see note 3 paragraph D to the Consolidated Financial statements).

In 2016, the heading “Other” principally corresponded to the effect of the entries in the consolidation scope (including SAFT Group and Lampiris) for $1,394 million and to the reclassification of assets classified in accordance with IFRS 5 "Non-current assets held for sale and discontinued operations”.

A summary of changes in the carrying amount of goodwill by business segment for the year ended December 31, 2018 is as follows:

	Net goodwill as of				Net goodwill as of
(M$)	January 1, 2018	Increases	Impairments	Other	December 31, 2018
Exploration & Production	—	2,642	—	—	2,642
Gas, Renewables & Power	650	4,165	—	(108)	4,707
Refining & Chemicals	491	—	—	(16)	475
Marketing & Services	256	77	—	(12)	321
Corporate	30	—	—	(1)	29
Total	1,427	6,884	—	(137)	8,174

The heading “Increases” corresponds to the effect of the acquisitions mainly Maersk Oil for an amount of $2,642 million, Global LNG for $2,791 million and Direct Energie for $1,282 million (see Note 2 paragraph 2 to the Consolidated Financial Statements).

7.2) Property, plant and equipment

Accounting policies

Exploration & Production Oil and Gas producing assets

Development costs incurred for the drilling of development wells and for the construction of production facilities are capitalized, together with borrowing costs incurred during the period of construction and the present value of estimated future costs of asset retirement obligations. The depletion rate is equal to the ratio of oil and gas production for the period to proved developed reserves (unit-of-production method).

In the event that, due to the price effect on reserves evaluation, the unit-of-production method does not reflect properly the useful life of the asset, an alternative depreciation method is applied based on the reserves evaluated with the price of the previous year.

With respect to phased development projects or projects subject to progressive well production start-up, the fixed assets’ depreciable amount, excluding production or service wells, is adjusted to exclude the portion of development costs attributable to the undeveloped reserves of these projects.

With respect to production sharing contracts, the unit-of-production method is based on the portion of production and reserves assigned to the Group taking into account estimates based on the contractual clauses regarding the reimbursement of exploration, development and production costs (cost oil/gas) as well as the sharing of hydrocarbon rights (profit oil/gas).

Hydrocarbon transportation and processing assets are depreciated using the unit-of-production method based on throughput or by using the straight-line method whichever best reflects the duration of use of the economic life of the asset.

Other property, plant and equipment excluding Exploration & Production

Other property, plant and equipment are carried at cost, after deducting any accumulated depreciation and accumulated impairment losses. This cost includes borrowing costs directly attributable to the acquisition or production of a qualifying asset incurred until assets are placed in service. Borrowing costs are capitalized as follows:

•     if the project benefits from a specific funding, the capitalization of borrowing costs is based on the borrowing rate;

•     if the project is financed by all the Group’s debt, the capitalization of borrowing costs is based on the weighted average borrowing cost for the period.

Routine maintenance and repairs are charged to expense as incurred. The costs of major turnarounds of refineries and large petrochemical units are capitalized as incurred and depreciated over the period of time between two consecutive major turnarounds.

Other property, plant and equipment are depreciated using the straight-line method over their useful lives, which are as follows:

•    Furniture, office equipment, machinery and tools                                  3-12 years

•    Transportation equipment                                                                      5-20 years

•    Storage tanks and related equipment                                                  10-15 years

•    Specialized complex installations and pipelines                                   10-30 years

•    Buildings                                                                                               10-50 years

As of December 31, 2018		Depreciation and
(M$)	Cost	impairment	Net
Exploration & Production properties
Proved properties	192,272	(120,435)	71,837
Unproved properties	1,673	(152)	1,521
Work in progress	22,553	(1,128)	21,425
Subtotal	216,498	(121,715)	94,783

Other property, plant and equipment
Land	1,775	(648)	1,127
Machinery, plant and equipment (including transportation equipment)	34,564	(25,393)	9,171
Buildings	8,864	(5,640)	3,224
Work in progress	2,540	(2)	2,538
Other	9,171	(6,690)	2,481
Subtotal	56,914	(38,373)	18,541
Total property, plant and equipment	273,412	(160,088)	113,324

As of December 31, 2017		Depreciation and
(M$)	Cost	impairment	Net
Exploration & Production properties
Proved properties	174,336	(112,113)	62,223
Unproved properties	1,980	(152)	1,828
Work in progress	30,286	(2,537)	27,749
Subtotal	206,602	(114,802)	91,800

Other property, plant and equipment
Land	1,809	(652)	1,157
Machinery, plant and equipment (including transportation equipment)	33,554	(25,774)	7,780
Buildings	9,203	(5,859)	3,344
Work in progress	2,310	(1)	2,309
Other	9,463	(6,456)	3,007
Subtotal	56,339	(38,742)	17,597
Total property, plant and equipment	262,941	(153,544)	109,397

As of December 31, 2016		Depreciation and
(M$)	Cost	impairment	Net
Exploration & Production properties
Proved properties	163,860	(100,959)	62,901
Unproved properties	1,996	—	1,996
Work in progress	33,860	(2,075)	31,785
Subtotal	199,716	(103,034)	96,682

Other property, plant and equipment
Land	1,578	(567)	1,011
Machinery, plant and equipment (including transportation equipment)	28,620	(22,940)	5,680
Buildings	7,977	(4,979)	2,998
Work in progress	2,780	(10)	2,770
Other	8,296	(5,466)	2,830
Subtotal	49,251	(33,962)	15,289
Total property, plant and equipment	248,967	(136,996)	111,971

Change in net property, plant and equipment is analyzed in the following table:

					Currency
	Net amount as of			Depreciation and	translation		Net amount as of
(M$)	January 1,	Expenditures	Disposals	impairment	adjustment	Other	December 31,
2018	109,397	13,336	(2,494)	(13,732)	(1,454)	8,271	113,324
2017	111,971	13,363	(1,117)	(15,099)	2,302	(2,023)	109,397
2016	109,518	17,067	(1,869)	(13,171)	(1,057)	1,483	111,971

In 2018, the heading “Disposals” mainly includes the impact of sales in the Exploration & Production segment (mainly Martin Linge in Norway and Fort Hills in Canada).

In 2018, the heading “Depreciation and impairment” includes the impact of impairments of assets recognized for an amount of $1,707 million (see Note 3 paragraph D to the Consolidated Financial Statements).

In 2018, the heading “Other” principally corresponds to the effect of the entries in the consolidation scope (including Maersk, Lapa and Iara in Brazil and Direct Energie) for $6,987 million, to the reclassification of assets in accordance with IFRS 5 "Non-current assets held for sale and discontinued operations” (mainly related to the 4% sale of Ichthys for $(812) million) and the reversal of the reclassification under IFRS 5 as at December 31, 2017 for $2,604 million corresponding to disposals.

In 2017, the heading “Disposals” mainly included the impact of sales in the Exploration & Production segment (sale of interests in Gina Krog in Norway, and in Gabon).

In 2017, the heading “Depreciation and impairment” included the impact of impairments of assets recognized for an amount of $3,901 million (see Note 3 paragraph D to the Consolidated Financial Statements).

In 2017, the heading “Other” principally corresponded to the impact of $855 million of finance lease contracts, the decrease of the asset for site restitution for an amount of $(773) million and the reclassification of assets classified in accordance with IFRS 5 "Non-current assets held for sale and discontinued operations” for $(2,604) million, related to the Martin Linge field in Norway.

In 2016, the heading “Disposals” mainly included the impact of sales in the Exploration & Production segment (sale of interests in the FUKA and SIRGE gas pipelines, and the St. Fergus gas terminal in the United Kingdom, and sale of a 20% stake in Kharyaga, Russia).

In 2016, the heading “Depreciation and impairment” included the impact of impairments of assets recognized for an amount of $1,780 million (see Note 3 paragraph D to the Consolidated Financial Statements).

In 2016, the heading “Other” principally corresponded to the effect of the entries in the consolidation scope (including SAFT Group and Lampiris) for $751 million, to the reclassification of assets in accordance with IFRS 5 "Non-current assets held for sale and discontinued operations” for $(365) million and the reversal of the reclassification under IFRS 5 as at December 31, 2015 for $627 million corresponding to disposals.

Property, plant and equipment presented above include the following amounts for facilities and equipment under finance leases:

As of December 31, 2018		Depreciation and
(M$)	Cost	impairment	Net
Machinery, plant and equipment	1,778	(605)	1,173
Buildings	121	(56)	65
Other	543	(83)	460
Total	2,442	(744)	1,698

As of December 31, 2017		Depreciation and
(M$)	Cost	impairment	Net
Machinery, plant and equipment	1,140	(468)	672
Buildings	124	(57)	67
Other	378	(58)	320
Total	1,642	(583)	1,059

As of December 31, 2016		Depreciation and
(M$)	Cost	impairment	Net
Machinery, plant and equipment	426	(391)	35
Buildings	109	(38)	71
Other	179	(41)	138
Total	714	(470)	244